Other current liabilities (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Other current liabilities
Accrued expenses	€ 135,055	€ 57,519
Social security liabilities	304,864	144,420
Liabilities for remaining leave	613,145	338,219
Tax liabilities other than income taxes	619,172	613,125
Contract liabilities	1,021,095	190,154
Liability for continued services of employees	1,083,000
Liabilities due to personnel bonus	2,245,134	1,996,597
Miscellaneous other nonfinancial liabilities	1,561,018	560,309
Total	7,582,483	3,900,342	€ 4,087,355
Freight, professional services and office supplies accruals	507,000	€ 291,000
Accruals for audit expenses	€ 840,000